Accounts And Other Payables And Contract Liabilities- Summary of Accounts And Other Payables And Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accounts And Other Payables And Contract Liabilities [Line Items]
Employee benefit payable		¥ 2,677,135	¥ 2,715,543
Contract liabilities from retail credit and enablement service		2,187,080	3,067,715
Tax payable		701,237	846,402
Payable to cooperation banks	[1]	693,887	471,339
Other deposits payable		293,031	221,671
Payable to external suppliers	[2]	139,213	193,283
Trust management fee payable	[2]	25,999	57,976
Cash compensation of Class C ordinary shares restructuring		21,154	21,205
Unpaid redemption consideration for convertible promissory notes		0	3,745,929
Payable to investees		0	430,616
Others	[3]	238,382	426,975
Total		¥ 6,977,118	¥ 12,198,654

[1]	Payable to cooperation banks is related to the restricted cash that is generated from a risk sharing business with banks. Under such business, the Group provides loan enablement services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives fixed service fees from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fees will be adjusted based on actual performance of the loans originated under this business upon maturity.
[2]	As of December 31, 2022 and 2023, the aging of the payable to external suppliers and trust management fee payable are all within 1 year.
[3]	Others comprise miscellaneous items including advances from customers and others with immaterial individual amounts.